Business combinations - Engimplan Narrative (Detail) - Engimplan [member] - Fair value at acquisition date [member] € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Fair value customer relationship	€ 2,530
Fair value trademarks	556
Consideration paid for 40% of the shares	€ 6,647
Voting interest before capital increase	40.00%
Capital increase	€ 5,750
Voting interest after capital increase	75.00%
Contribution to net profit	€ 315
Contribution of revenue	2,437
Proforma contribution net profit	(1,258)
Acquisition costs	€ 140